Registration No. 2-29240

Registration No. 811-1668

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 70 and/or	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 43	☒

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

ROBERT J. BERDAN, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                     Continuous

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (DATE) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2006

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account B

This prospectus describes an individual flexible payment Variable Annuity Contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Non-Tax Qualified Annuities

The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio	Large Cap Core Stock Portfolio
T. Rowe Price Small Cap Value Portfolio	Capital Guardian Domestic Equity Portfolio
Aggressive Growth Stock Portfolio	T. Rowe Price Equity Income Portfolio
International Growth Portfolio	Index 500 Stock Portfolio
Franklin Templeton International Equity Portfolio	Asset Allocation Portfolio
AllianceBernstein Mid Cap Value Portfolio	Balanced Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Janus Capital Appreciation Portfolio	Select Bond Portfolio
Growth Stock Portfolio	Money Market Portfolio

Fidelity® Variable Insurance Products Fund III
Mid Cap Portfolio

Russell Investment Funds
Multi-Style Equity Fund	Core Bond Fund
Aggressive Equity Fund	Real Estate Securities Fund
Non-U.S. Fund

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

Please note that the Contract and the variable options are not guaranteed to achieve their goals and are not federally insured. The Contract and the variable options have not been endorsed by any bank or government agency and are subject to risks, including loss of the principal amount invested.

Please read carefully this prospectus and the accompanying

prospectuses for the variable options and keep them for future reference.

These prospectuses provide information that you should know before investing in the Contract.

You should rely only on the information contained in these prospectuses.

No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

The Contract may not be available in all states. This prospectus does not offer the Contract in any jurisdiction where it cannot be lawfully sold.

More information about NML Variable Annuity Account B (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2006, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. To receive a copy of the SAI, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-942-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit    An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant    The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments    Money we pay the Annuitant(s) pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit    An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary    A person who receives payments under the Contract if all the Owners die before the Maturity Date.

Contract    The agreement between you and us described in this variable annuity prospectus.

Contract Value    The value of your Contract is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account; and (2) the value of amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals you have made and any applicable Market Value Adjustment or charges under the Contract.

Division    A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Funds    The mutual funds, registered under the Investment Company Act of 1940 as open-end management investment companies, available as investment options under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of these Funds.

General Account    All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account    A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Market Value Adjustment    An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date    The date selected by the Owner(s) of the Contract on which Purchase Payments cease and Annuity Payments become payable.

Owner    The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio    A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments    Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account    The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date    Any day on which the New York Stock Exchange (NYSE) is open for trading and any other day we are required under the Investment Company Act of 1940 to value assets of a Division of the Separate Account.

Account B Prospectus

Front Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Sales Load Range	1%–4.5%
Withdrawal Charge	None

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). We may also charge for transfers between investment options and we may deduct state premium taxes (although neither a transfer charge nor a state premium tax deduction is being assessed at the present).

Annual Expenses of the Separate Account (as a percentage of assets)
Current Mortality and Expense Risk Fees*	0.50%
Maximum Mortality and Expense Risk Fees*	0.75%
Other Expenses	None

Total Current Separate Account Annual Expenses*	0.50%
Total Maximum Separate Account Annual Expenses*	0.75%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the benefit)**	0.40%

Back Load Contract

Transaction Expenses for Contract Owners
Sales Load (as a percentage of Purchase Payments)	None
Withdrawal Charge for Sales Expenses (as a percentage of amounts withdrawn)	0%–6%

Annual Expenses of the Separate Account (as a percentage of assets)
Current Mortality and Expense Risk Fees*	1.25%
Maximum Mortality and Expense Risk Fees*	1.50%
Other Expenses	None

Total Current Separate Account Annual Expenses*	1.25%
Total Maximum Separate Account Annual Expenses*	1.50%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the benefit)**	0.40%

*	We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk fees to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract.
**	The maximum charge is for issue age 56 and above. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55.

Account B Prospectus

Range of Total Annual Portfolio Operating Expenses*

The table below shows the lowest and highest total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2005. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.20%	1.26%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.20%	1.15%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2005. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.20% to a maximum of 1.12%.

**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Portfolios that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Front Load Contract Without the Enhanced Death Benefit (“EDB”)

	1 Year	3 Years	5 Years	10 Years
Minimum Total Annual Portfolio Operating Expenses	$519	$667	$827	$1,293
Maximum Total Annual Portfolio Operating Expenses	$611	$968	$1,353	$2,429

Front Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65))

	1 Year	3 Years	5 Years	10 Years
Minimum Total Annual Portfolio Operating Expenses	$559	$790	$1,040	$1,752
Maximum Total Annual Portfolio Operating Expenses	$651	$1,088	$1,554	$2,840

Back Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Minimum Total Annual Portfolio Operating Expenses	$759	$1,093	$1,251	$1,859
Maximum Total Annual Portfolio Operating Expenses	$854	$1,401	$1,778	$2,946

Back Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Minimum Total Annual Portfolio Operating Expenses	$159	$493	$851	$1,859
Maximum Total Annual Portfolio Operating Expenses	$254	$801	$1,378	$2,946

Back Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Minimum Total Annual Portfolio Operating Expenses	$800	$1,220	$1,464	$2,299
Maximum Total Annual Portfolio Operating Expenses	$895	$1,524	$1,981	$3,339

Account B Prospectus

Back Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Minimum Total Annual Portfolio Operating Expenses	$200	$620	$1,064	$2,299
Maximum Total Annual Portfolio Operating Expenses	$295	$924	$1,581	$3,339

The sales load for a Front Load Contract depends on the amount of cumulative Purchase Payments. For the Back Load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction in Mortality Rate and Expense Risk Charges” and “Withdrawal Charge—Withdrawal Charge Rates.”) We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. The expense numbers shown in the tables reflect the current withdrawal charge and the current mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The $30 annual Contract fee is reflected as 0.01% for the Front Load Contract and 0.11% for the Back Load Contract based on the annual Contract fees collected divided by the average assets of the Division for the fiscal year ended 12/31/05.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account B Prospectus

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). To receive a free copy of the SAI containing such financial statements, call 1-888-455-2232. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $132 billion as of December 31, 2005. Northwestern Mutual sells life, disability income, and annuity contracts through its own field force. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

The Distributor

We sell the Contracts through our Network Representatives; these individuals are also registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. NMIS is the principal underwriter of the Contracts.

The Separate Account

We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

You may allocate the money you invest under your Contract among the variable and fixed options, as described below. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds described below. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract.

Account B Prospectus

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose, depending on your retirement savings goals and your personal risk tolerances. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products Fund III; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest.

Northwestern Mutual Series Fund, Inc.    The investment adviser for the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc.,

Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Portfolios bearing their names or derivatives thereof.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Small Cap Growth Stock Portfolio	Long-term growth of capital

T. Rowe Price Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.

Aggressive Growth Stock Portfolio	Long-term growth of capital

International Growth Portfolio	Long-term growth of capital

Franklin Templeton International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC

AllianceBernstein Mid Cap Value Portfolio	Long-term growth of capital; current income is a secondary objective	Alliance Capital Management L.P.

Index 400 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Index

Janus Capital Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC

Growth Stock Portfolio	Long-term growth of capital

Large Cap Core Stock Portfolio	Long-term growth of capital and income

Capital Guardian Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company

T. Rowe Price Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.

Index 500 Stock Portfolio	Investment results that approximate the performance of the S&P 500® Index

Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk

Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk

Account B Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)

High Yield Bond Portfolio	High current income and capital appreciation

Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital

Money Market Portfolio	Maximum current income consistent with liquidity and stability of capital*

*	An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Fidelity® Variable Insurance Products Fund III     The Fidelity® VIP Mid Cap Portfolio is a series of Variable Insurance Products Fund III. The Separate Account buys Service Class 2 shares of the Fidelity® VIP Mid Cap Portfolio, the investment adviser for which is the Fidelity Management & Research Company.

Portfolio	Investment Objective
VIP Mid Cap Portfolio	Long-term growth of capital

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, Frank Russell Investment Management Company (“FRIMCo”). FRIMCo also advises, operates, and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and the preservation of capital
Real Estate Securities Fund	Current income and long-term growth of capital

We receive compensation from certain investment advisers and/or administrators (and/or affiliates thereof) of the Funds in connection with administrative and record-keeping services we provide to the Funds. Such compensation may range up to 0.10% and is based on the percentage of certain assets of the particular Portfolios attributable to the Contract. Some advisers, administrators, or Portfolios may pay us more than others. NMIS, our wholly owned subsidiary broker-dealer, also receives a portion of the 12b-1 fees deducted from certain Funds’ Portfolio assets as reimbursement for providing certain distribution-related services for those Portfolios.

Transfers Between Divisions     Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer on or before the close of trading on the New York Stock Exchange (typically, 4:00pm Eastern Time), your request will receive same-day pricing. If we receive your request for transfer after the close of trading on the New York Stock Exchange, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the New York Stock Exchange. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount which may be transferred is the lesser of $100 or the entire value of the units in the Division from which the transfer is being made. We currently make no charge for transfers, although we reserve the right to make such a charge in the future.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading     Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of

Account B Prospectus

long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in allocations.

These policies and procedures may change from time to time in our sole discretion without notice; provided, however, Contract Owners would be given advance, written notice if the policies and procedures were revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, allocations or transfers by you may be rejected without notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). To find out if a Guaranteed Account is available in your state, please contact your Northwestern Mutual Network Representative or call 1-888-455-2232.

GIF 1 is available for investment under both Front Load and Back Load Contracts. GIF 8 is only available under Back Load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”) for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 1% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured

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from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you instruct us otherwise.

Transfer Limitations    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the beginning of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Further, for GIF 1, no additional transfers may be made into that Guaranteed Account for 90 days. No additional transfers may be made into GIF 8 at any time without our consent. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply in New York.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period.

Withdrawal Charge    Maturity benefits and withdrawals under a Back Load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charge.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with a GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a Variable Income Plan, except for payments for a specified period. (See Option 1 under “Payment Plans”—Description of Income Plans”.)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.” ) For purposes of allocating and deducting

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the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the Investment Company Act of 1940. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Preservation+ Strategy    (Back Load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the stock market by investing in a Division of the Separate Account with potential returns and attendant risk that approximate those of the S&P 500® Index. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period equal to your total initial Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Index 500 Stock Portfolio. Under the Preservation+ Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account.

The Contract

Generally    The Contract is intended for retirement savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs, Roth IRAs, and SIMPLE IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

Contract Values    The value of your Contract is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account; and (ii) the value of amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals you have made and any applicable MVA or charges under the Contract. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to pay for your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For Back Load Contracts in non-tax qualified situations, the minimum initial Purchase Payment is $5,000. For all other Back Load Contracts, the minimum amount for an initial Purchase Payment is $100, or $25 if payments are made through our Electronic Funds Transfer (EFT) Plan. For Front Load Contracts, the minimum initial Purchase Payment is $10,000.

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The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may reduce or waive our minimums. For example, for Back Load Contracts in non-tax qualified situations, we may reduce the minimum initial purchase amount from $5,000 to no less than $4,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $5,000. For Front Load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Front Load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees, but not below a minimum of $8,000.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000 ($50,000 for Contracts issued with a guaranteed minimum Declared Rate of 3%). However, our current practice (which we may change at any time without notice to you) is to permit a maximum amount of up to $1 million ($250,000 for Contracts issued in New York), other than for (i) Contracts issued in New Jersey (where exceptions to the Contract maximum amount are not permitted) and (ii) Contracts issued with a guaranteed minimum Declared Rate of 3%. To the extent that an investment causes these maximum amounts to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the Back Load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your Back Load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a Back Load Contract. (See “Mortality Rate and Expense Risk Charges.”)

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs on or before the close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern Time). If receipt occurs after the close of trading on the New York Stock Exchange, we deem receipt to occur on the following Valuation Date. If you attempt to make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the account from which the transfer was made or for any other reason, we will reverse the transaction. Money orders or travelers’ checks will not be accepted in connection with the purchase of a variable product contract. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

Maturity Date    Purchase Payments under the Contract may be made until the Maturity Date specified in the Contract. You may select any date up to age 98 as the Maturity Date, subject

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to applicable tax and state law requirements, including the minimum distribution requirements (See “Minimum Distribution Requirements.”)

Special Contract for Employers    The Annuity Payment rates for Variable Income Plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that Purchase Payments and Annuity Payment rates be determined without regard to sex. A special Contract is available for this purpose. You are urged to review any questions in this area with qualified counsel.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit value of their Contract at any time before the Maturity Date. We will not grant a partial withdrawal that would result in a Contract Value of less than $2,000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under Back Load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charge.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charge.”) If Annuity Payments are being made under Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans”.)

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under The Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the Investment Company Act of 1940 (the “Act”) because of one or more of the following: (a) the New York Stock Exchange (“NYSE”) is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission (“SEC”) has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

Amount of the Death Benefit    If the Annuitant dies before the Maturity Date, the death benefit will not be less than the Contract Value next determined after we receive proof of death at our Home Office. If we receive proof of death on or before the close of trading for the New York Stock Exchange (typically 4:00pm Eastern Time), we will determine the Contract Value using same-day pricing. If we receive proof of death after the close of trading on the New York Stock Exchange, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next regular trading session of the New York Stock Exchange.

If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of Purchase Payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract Value withdrawn. There is no death benefit after Annuity Payments begin. (See “Maturity Benefit” and “Payment Plans”.)

An enhanced death benefit (“EDB”) is available at extra cost. Prior to the first Contract anniversary, the EDB is equal to the total Purchase Payments received less an adjustment for every withdrawal. On any Contract anniversary prior to the Primary Annuitant’s 80th birthday, the EDB is equal to the greater of (i) the Contract Value on that date, or (ii) the EDB as of the most recent Valuation Date. On any other Valuation Date before the Primary Annuitant’s 80th birthday, the EDB is equal to the EDB determined on the most recent Contract anniversary, increased by Purchase Payments we received since that Contract anniversary and decreased by an adjustment for every withdrawal made since that Contract anniversary. For each withdrawal, we reduce the EDB by the percentage of the Contract Value withdrawn. On any Valuation Date on or after the Primary Annuitant’s 80th birthday, the EDB will be equal to the EDB on the Contract

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anniversary immediately prior to the Primary Annuitant’s 80th birthday increased by Purchase Payments we received since that Contract anniversary and decreased by an adjustment for every withdrawal made since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available for issue ages up to 65 and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Distribution of the Death Benefit    If the Owner is the Annuitant and the Owner dies before the Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force unless the Owner elected a payment plan for the Beneficiary. The Beneficiary may also elect to receive the death benefit in a lump sum or under a payment plan (See “Payment Plans.”). In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days after we receive proof of death of the Annuitant, the death benefit becomes payable to the Owner.

If the Contract continues in force, we will set the Contract Value at an amount equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose or to a Guaranteed Account (transfers to a GIF 8 in this circumstance are allowed only if no funds are invested in the GIF 8 on the death of the Annuitant). (See “Transfers Between Divisions” and “Payment Plans”.)

Payment Plans

Generally    If you decide to begin receiving monthly Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1) monthly payments for a specified period;

(2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of ten or twenty years if you die sooner; or

(3) monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charge.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan, we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 90th birthday and we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect.

Description of Variable Income Plans    The following Variable Income Plans are available:

1. Installment Income for a Specified Period.    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Single Life Income with or without Certain Period.    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Certain Period.    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a Variable Income Plan to one that results in an initial payment of at least $50. A Variable Income Plan will continue even if payments fall to less than $50 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate and, for plans involving life contingencies, the

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Annuitant’s adjusted age and sex. A contract with Annuity Payment rates that are not based on sex is also available. (See “Special Contract for Employers.”) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an

Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load    For the Front Load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract Value on the Contract anniversary is $25,000 or more.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges.    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract.

For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the Back Load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Reduction of the Charges.    For the Back Load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charge.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes

Account B Prospectus

the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks.    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the Investment Company Act of 1940.

Withdrawal Charges

Withdrawal Charge Rates.    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on the categories and rates in the following table:

Category	Withdrawal Charge Rate
8, 7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

Waiver of Withdrawal Charges.    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a Variable Income Plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a Variable Income Plan which is not contingent on the payee’s life (i.e., Plan 1).

For Fixed Income Plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a Fixed Income Plan for a certain period of 12 years or more or any Fixed Income Plan which involves a life contingency if you select the plan after the Contract has been in force for at least one full year.

Withdrawal Charges and Our Distribution Expenses.    The amount of withdrawal charges we collect from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

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Other Charges

Enhanced Death Benefit Charge.    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested.

Premium Taxes.    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Portfolio Expenses and Charges.    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity® VIP Mid Cap Portfolio, and the Russell Investment Funds.

Prior Contracts

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000.    During the period prior to March 31, 2000 and on or after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts, the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Separate Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts, there is a surrender charge of 8% on the first $100,000 of Purchase Payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on Purchase Payments in excess of $1 million, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A—Accumulation Unit Values” for the applicable table.

Contracts Issued After December 16, 1981 and Prior to March 31, 1995.    For Contracts issued prior to March 31, 1995 and after December 16, 1981, there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of Purchase Payments, 4% on the next $75,000, and 2% on Purchase Payments in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Separate Account. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A—Accumulation Unit Values” for the applicable table.

Contracts Issued Prior to December 17, 1981.    For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See “Appendix A—Accumulation Unit Values” for the applicable table.

Certain Non-Tax Qualified Contracts.    For non-tax qualified Contracts issued after December 16, 1981 and prior to May 1, 1983, Purchase Payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of Purchase Payments, 2% on the next $75,000, and 1% on amounts in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1%.

Dividends for Contracts Issued Prior to March 31, 2000.    During the year 2006 we are paying dividends on approximately 31% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable

Account B Prospectus

expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000, and over three-fourths of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2006 represents about 0.60% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as Net Purchase Payments under the Contract.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

3.	Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4.	Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.

5.	Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions of termination or death benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.

We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).

Contribution Limitations and General Requirements Applicable to Contracts

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes will sunset (be repealed) in 2011, unless extended or made permanent.

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $4,000 for years 2005 through 2007 and $5,000 in 2008 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 for 2006 and thereafter is allowed for Owners who are age 50 or older. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $50,000—$60,000 for single filers and between $75,000—$85,000 (indexed through 2007) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $150,000—$160,000.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred Annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers.

An IRA is nonforfeitable and generally cannot be transferred.

SEP    An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 25% of the employee’s compensation up to $220,000 (indexed for 2006) or $44,000 (indexed for 2006). In a SEP that permits employee contributions, the employee is allowed to contribute up to $15,000 in 2006, indexed thereafter. Employees who are age 50 or over may also make a catch up contribution of $5,000 for 2006, indexed thereafter. The employer is allowed to match the catch up contribution for any taxable year. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. The Contracts are nonforfeitable and nontransferable.

SIMPLE IRA    A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $10,000 (indexed for 2006). The employer must contribute either a

Account B Prospectus

matching contribution of up to 3% of the employee’s compensation or non-elective contribution of 2% of the employee’s compensation up to $220,000 (indexed for 2006) for each employee. A catch up contribution of $2,500 for 2006 and indexed thereafter is allowed for employees who are age 50 or older. The employer is allowed to match the catch up contribution for any taxable year. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $4,000 for years 2005 through 2007, $5,000 for 2008 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 for 2006 and each year thereafter is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $95,000 and $110,000 for single filers, between $150,000 and $160,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty. Special valuation rules may apply to the conversion.

Tax Deferred Annuity    Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. The maximum amount that can be contributed depends upon the type(s) of contributions made to the employee’s account and the amount of your includible compensation for your most recent year of service:

Elective Deferrals Only:    If there are elective employee deferrals only, the limit is the lesser of two rules: (1) the lesser of 100% of the employee’s compensation up to $220,000 (indexed for 2006) or $44,000 (indexed for 2006) or (2) a flat dollar limit of $15,000 for 2006, indexed thereafter. Employees age 50 or over may make an additional catch up contribution of $5,000 for 2006 and the limit is indexed thereafter.

Nonelective Contributions Only:    If the only contributions are nonelective employer contributions, the maximum limit is the lesser of 100% of compensation up to $220,000 (indexed for 2006) or $44,000 (indexed for 2006).

Both Employee and Employer Contributions: Employers are allowed to match employee elective deferrals, including the catch up contribution, for any taxable year or to make contributions in a form other than a match. In such a case, the total of employee and employer contributions cannot exceed the lesser of 100% of compensation up to $220,000 (indexed for 2006) or $44,000 (indexed for 2006). Contributions and earnings thereon are not included in the employee’s gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earnings thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59 1/2 except on account of severance of employment, death, disability or hardship (contributions only).

If employer contributions are made to a tax deferred annuity, it subjects the annuity to ERISA and tax rules that apply to qualified plans, including minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.

Section 457 Plan    A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees’ beneficiaries in a governmental plan and by the employer (subject to claims of the employer’s general creditors) in a plan of a tax-exempt organization. An employee can defer under the plan the lesser of 100% of compensation up to $220,000 (indexed for 2006) or $15,000 for 2006 (indexed thereafter). The dollar limit is doubled if the employee is within 3 years of retirement. Unless the employee is within 3 years of retirement, a catch up contribution of $5,000 for 2006 and indexed thereafter is allowed for employees who are age 50 or older. Amounts deferred and earnings thereon are not includible in the employee’s gross income until they are paid or made available to the employee or the employee’s beneficiary or, in the case of a governmental plan, until they are paid.

Nontransferable Annuity    Nontransferable Annuity Contracts are Contracts held in a tax-qualified plan or trust and transferred to the employee on the employee’s separation from service or death or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.

Non-Tax Qualified Contract    There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or over the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

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IRAs, SEPs, SIMPLE IRAs, TDAs and Section 457 Plans and Nontransferable Annuities    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these Contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, including hardship withdrawals and required minimum distributions, benefits from individual retirement annuities, SEPs, tax-deferred annuities, governmental Section 457 plans, and nontransferable annuity contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Section 457 Plans may also be subject to special rules that limit distributions to separation from service, death, disability, or specified date or hardship. Violation of these rules will result in current taxation of the deferrals and earnings thereon plus a 20% penalty.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    Benefits received as Annuity Payments from non-tax qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other Annuity Contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 24 months after partial exchanges may be subject to special tax rules. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as Annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

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Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities:    As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the Owner and an assumed beneficiary who is ten years younger. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 or retires, if later.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule:    A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule:    If the Owner dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

Spousal Exceptions:    If the Owner’s spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1/2. Alternatively, the spouse may roll over the spouse’s interest in the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

2. Roth IRAs:    The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

3. Nonqualified Contracts:    The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and the surviving spouse is not required to take any distributions during her lifetime.

Mandatory Withholding    Generally, benefit payments from tax-deferred annuities, nontransferable annuity contracts, and governmental Section 457 plans will be subject to mandatory 20% withholding unless the payments are rolled over directly to a traditional IRA an “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a plan qualified under Section 401(a) of the Internal Revenue Code, including a 401(k) plan, profit-sharing plan, defined benefit plan, stock bonus plan, and money purchase plan; a Section 403(a) annuity plan; a Section 403(b) tax-deferred annuity; and a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, or are “required minimum distributions” because these payments are not eligible to be rolled over.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Net Investment Factor” and “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. We do not intend this discussion as tax advice. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Account B Prospectus

Contract Owner Services

Automatic Dollar-Cost Averaging    With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money (expressed in whole percentages and at least $100) automatically transferred from the Money Market Division into the Division(s) you have chosen on a monthly, quarterly, or semi-annual basis. (Dollar-Cost Averaging is not available for amounts in the GIF 8.) Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. While there is no charge for the Dollar-Cost Averaging Plan, it may not be used in conjunction with the Portfolio Rebalancing feature described elsewhere in this prospectus. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (EFT)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add to the Division(s) within your non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each Portfolio or from specific Portfolios you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; or (4) you terminate systematic withdrawals. We may deduct a surrender charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (RMD)    For IRAs, SEP Plans, SIMPLE IRA Plans, 403(b) Plans and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. While there is no charge for this Portfolio Rebalancing feature, it may not be used in conjunction with the Dollar-Cost Averaging Plan described elsewhere in this prospectus. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time.

Only Contracts with accumulation values of $10,000 or more are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options. A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of investment Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps. The GIF 1 is ONLY available in the Front-Load design in the states of NJ, OR, UT, and WA. The GIF 1 is NOT available in either design in the state of MA or NY.

Owner Inquiries    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.nmfn.com) to access fund performance information, forms for routine service, and daily contract and unit values for Contracts you own with your User ID and password. Eligible Contract Owners may also transfer invested assets among investment Divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

Householding    To reduce costs, we now send only a single copy of prospectuses and reports to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of prospectuses and reports by calling us at 1-888-455-2232.

Account B Prospectus

Additional Information

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider).

The Terminal Illness and Nursing Home Benefits are not available in MA, NJ, and NY.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Each Owner or payee will receive periodic reports relating to the Portfolios, proxy material and a form with which to give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees.

Substitution and Change    We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply: We may (1) invest the assets of a Division in securities of another mutual fund or another issuer, as a substitute for the shares already purchased or as the securities to be purchased in the future; (2) operate the Separate Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract Owners; (3) deregister the Separate Account under the Investment Company Act of 1940 if registration is no longer required; and (4) change the provisions of the Contracts to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.

A vote of Contract Owners, or of those who have an interest in one or more of the Divisions of the Separate Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Performance Data    We may publish advertisements containing performance data for the Divisions of the Separate Account from time to time. This performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five, and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4.5% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.

Non-standardized performance data may not reflect the 4.5% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

We will base all of the performance data on actual historical investment results for the Portfolios, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer. We have included additional information about the performance data in the Statement of Additional Information.

Dividends    The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable Income Plan. Distributions of divisible surplus are commonly referred to as “dividends.” Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts, except on certain fixed installment income plans.

For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. (See “Mortality Rate and Expense Risk Charges.”) The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those

Account B Prospectus

Contracts. (See “Dividends for Contracts Issued Prior to March 31, 2000.”)

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a contract with a withdrawal charge to a new Back Load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new Back Load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a Front Load Contract to a new Back Load Contract (i.e., no withdrawal charge is charged on premium payments and any appreciation attributable thereto) and to amounts exchanged from a Front Load Contract to a new Front Load Contract (i.e., no second front load will be charged on amounts exchanged from an existing Front Load Contract to a new Front Load Contract). Fixed Annuity Contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Page
DISTRIBUTION OF THE CONTRACTS	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-4
VALUATION OF ASSETS OF THE SEPARATE ACCOUNT	B-4

Table of Contents for Statement of Additional Information

Account B Prospectus

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W04SE

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account B to:

Name

Address

City                                                                                                                                  State                           Zip

Appendix A—Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as Contracts no longer offered for sale. The Contracts no longer offered for sale are different in certain material respects from Contracts offered currently. The values shown below for Back Load Version Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Version Contracts described in this prospectus. Accumulation Unit Values set forth below for Front Load Version Contracts issued on or after March 31, 2000 reflect the values of Front Load Version Accumulation Units as well as Back Load Version Class A Accumulation Units. Accumulation Unit Values set forth below for Back Load Version Contracts issued on or after March 31, 2000 reflect the values of Back Load Version Class B Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges—Reduction in Mortality Rate and Expense Risk Charges” and “Withdrawal Charge—Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the Back Load Version Contracts.

Accumulation Unit Values

Contracts Issued on or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000
Small Cap Growth Stock Division
Front Load Version
Accumulation Unit Value		$1.100	$ .931	$ .703	$ .866	$ .904
Number of Units Outstanding		24,517,418	19,735,948	17,111,206	13,882,912	7,316,566
Back Load Version
Accumulation Unit Value		$2.296	$1.957	$1.489	$1.848	$1.945
Number of Units Outstanding		18,719,764	16,083,009	12,979,575	9,860,219	4,277,781
T. Rowe Price Small Cap Value Division
Front Load Version(b)
Accumulation Unit Value		$1.590	$1.283	$ .954	$1.015	—
Number of Units Outstanding		10,191,647	6,109,525	3,723,284	968,632	—
Back Load Version(b)
Accumulation Unit Value		$1.550	$1.260	$ .944	$1.012	—
Number of Units Outstanding		16,176,274	11,021,518	6,524,843	1,214,673	—
Aggressive Growth Stock Division
Front Load Version
Accumulation Unit Value		$0.795	$ .700	$ .564	$ .719	$ .902
Number of Units Outstanding		33,381,264	27,992,902	24,744,380	19,893,765	10,356,483
Back Load Version
Accumulation Unit Value		$4.871	$4.319	$3.507	$4.504	$5.692
Number of Units Outstanding		9,592,622	8,470,192	6,999,890	5,063,533	2,023,069
International Growth Division
Front Load Version(b)
Accumulation Unit Value		$1.319	$1.091	$ .789	$ .904	—
Number of Units Outstanding		8,521,806	4,570,532	2,244,917	501,875	—
Back Load Version(b)
Accumulation Unit Value		$1.286	$1.071	$ .780	$ .901	—
Number of Units Outstanding		13,009,472	7,404,623	3,186,044	601,797	—
Franklin Templeton International Equity Division
Front Load Version
Accumulation Unit Value		$1.162	$ .979	$ .700	$ .852	$ .996
Number of Units Outstanding		33,306,605	22,004,368	16,906,871	13,406,091	5,686,115
Back Load Version
Accumulation Unit Value		$2.550	$2.163	$1.560	$1.912	$2.251
Number of Units Outstanding		20,065,529	14,221,114	10,599,030	6,860,629	2,537,947
AllianceBernstein Mid Cap Value Division
Front Load Version(a)
Accumulation Unit Value		$1.567	$1.327	—	—	—
Number of Units Outstanding		2,640,006	963,535	—	—	—
Back Load Version(a)
Accumulation Unit Value		$1.548	$1.321	—	—	—
Number of Units Outstanding		2,684,457	802,201	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investments was made on July 31, 2001.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000
Index 400 Stock Division
Front Load Version
Accumulation Unit Value		$1.353	$1.169	$ .870	$1.024	$1.036
Number of Units Outstanding		22,283,625	18,361,848	15,676,867	11,324,256	4,843,932
Back Load Version
Accumulation Unit Value		$1.642	$1.430	$1.072	$1.271	$1.295
Number of Units Outstanding		31,408,005	26,857,445	20,322,215	13,127,356	4,692,710
Janus Capital Appreciation Division
Front Load Version(a)
Accumulation Unit Value		$1.423	$1.195	—	—	—
Number of Units Outstanding		1,559,586	518,814	—	—	—
Back Load Version(a)
Accumulation Unit Value		$1.405	$1.189	—	—	—
Number of Units Outstanding		2,269,975	704,647	—	—	—
Growth Stock Division
Front Load Version
Accumulation Unit Value		$0.774	$ .730	$ .616	$ .783	$ .917
Number of Units Outstanding		35,020,959	30,217,066	25,303,120	17,374,417	8,814,919
Back Load Version
Accumulation Unit Value		$2.378	$2.258	$1.922	$2.458	$2.902
Number of Units Outstanding		17,211,320	15,099,499	12,076,113	8,560,047	3,640,112
Large Cap Core Stock Division
Front Load Version
Accumulation Unit Value		$0.773	$ .718	$ .582	$ .814	$ .887
Number of Units Outstanding		18,168,775	14,589,005	12,642,505	10,591,635	3,882,580
Back Load Version
Accumulation Unit Value		$1.963	$1.838	$1.500	$2.116	$2.323
Number of Units Outstanding		11,170,844	8,666,979	7,080,067	5,243,396	1,644,497
Capital Guardian Domestic Equity Division
Front Load Version(b)
Accumulation Unit Value		$1.189	$1.023	$ .765	$ .976	—
Number of Units Outstanding		16,304,992	9,477,867	5,903,229	1,363,585	—
Back Load Version(b)
Accumulation Unit Value		$1.159	$1.005	$ .757	$ .973	—
Number of Units Outstanding		20,213,629	12,004,130	6,507,006	1,485,693	—
T. Rowe Price Equity Income Division
Front Load Version(a)
Accumulation Unit Value		$1.412	$1.232	—	—	—
Number of Units Outstanding		5,021,856	1,764,492	—	—	—
Back Load Version(a)
Accumulation Unit Value		$1.394	$1.226	—	—	—
Number of Units Outstanding		4,088,760	1,306,298	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000
Index 500 Stock Division
Front Load Version
Accumulation Unit Value		$0.850	$ .772	$ .604	$ .779	$ .888
Number of Units Outstanding		61,872,226	47,611,354	37,988,421	29,925,056	15,753,049
Back Load Version
Accumulation Unit Value		$4.116	$3.765	$2.968	$3.857	$4.432
Number of Units Outstanding		21,293,958	17,486,511	12,797,034	8,434,994	3,225,796
Asset Allocation Division
Front Load Version(b)
Accumulation Unit Value		$1.146	$1.047	$ .872	$ .977	—
Number of Units Outstanding		24,763,452	14,610,795	8,284,846	1,018,582	—
Back Load Version(b)
Accumulation Unit Value		$1.117	$1.028	$ .863	$ .974	—
Number of Units Outstanding		39,112,607	25,358,428	12,265,921	1,830,932	—
Balanced Division
Front Load Version
Accumulation Unit Value		$1.087	$1.013	$ .863	$ .938	$ .973
Number of Units Outstanding		115,318,065	88,940,061	68,762,047	47,954,594	17,720,378
Back Load Version
Accumulation Unit Value		$7.990	$7.499	$6.435	$7.047	$7.368
Number of Units Outstanding		19,495,805	15,788,431	11,764,085	8,427,354	2,559,744
High Yield Bond Division
Front Load Version
Accumulation Unit Value		$1.402	$1.249	$ .973	$1.007	$ .963
Number of Units Outstanding		12,459,872	9,024,728	6,137,852	4,078,758	1,352,168
Back Load Version
Accumulation Unit Value		$2.022	$1.815	$1.424	$1.485	$1.432
Number of Units Outstanding		11,097,831	8,033,689	4,421,943	2,772,630	680,911
Select Bond Division
Front Load Version
Accumulation Unit Value		$1.446	$1.387	$1.321	$1.185	$1.079
Number of Units Outstanding		55,244,272	38,034,865	27,366,821	13,120,975	3,378,026
Back Load Version
Accumulation Unit Value		$9.902	$9.572	$9.188	$8.300	$7.615
Number of Units Outstanding		9,265,871	7,243,943	5,161,060	2,097,513	267,017
Money Market Division
Front Load Version
Accumulation Unit Value		$1.110	$1.100	$1.092	$1.080	$1.044
Number of Units Outstanding		20,994,394	20,832,819	25,725,741	21,133,363	10,538,786
Back Load Version
Accumulation Unit Value		$2.739	$2.734	$2.735	$2.724	$2.655
Number of Units Outstanding		11,071,279	12,115,262	13,766,612	9,317,527	2,855,056

(b)	The initial investment was made on July 31, 2001.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Front Load Version(a)
Accumulation Unit Value		$1.739	$1.402
Number of Units Outstanding		4,313,661	745,958
Back Load Version(a)
Accumulation Unit Value		$1.717	$1.395
Number of Units Outstanding		5,622,571	1,627,553
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000
Multi-Style Equity Division
Front Load Version
Accumulation Unit Value		$0.804	$ .736	$ .574	$ .751	$ .880
Number of Units Outstanding		29,717,223	19,067,020	13,019,470	9,523,304	3,416,461
Back Load Version
Accumulation Unit Value		$0.820	$ .756	$ .594	$ .783	$ .925
Number of Units Outstanding		31,971,252	22,289,607	14,503,579	9,084,152	3,280,473
Aggressive Equity Division
Front Load Version
Accumulation Unit Value		$1.204	$1.055	$ .728	$ .904	$ .930
Number of Units Outstanding		8,674,632	5,456,830	3,936,448	3,416,050	1,645,007
Back Load Version
Accumulation Unit Value		$1.355	$1.196	$ .832	$1.040	$1.079
Number of Units Outstanding		9,442,850	6,635,255	4,016,709	2,555,549	962,707
Non-U.S. Division
Front Load Version
Accumulation Unit Value		$0.906	$ .770	$ .557	$ .660	$ .851
Number of Units Outstanding		17,253,283	9,842,979	7,745,475	6,652,947	3,081,050
Back Load Version
Accumulation Unit Value		$1.085	$ .929	$ .678	$ .809	$1.050
Number of Units Outstanding		17,207,967	10,707,186	7,623,045	4,874,145	2,125,848
Core Bond Division
Front Load Version
Accumulation Unit Value		$1.368	$1.314	$1.244	$1.149	$1.075
Number of Units Outstanding		17,182,654	9,361,016	7,159,196	4,757,265	1,207,021
Back Load Version
Accumulation Unit Value		$1.319	$1.277	$1.218	$1.133	$1.068
Number of Units Outstanding		18,499,979	11,676,257	7,728,642	4,018,947	1,018,885
Real Estate Securities
Front Load Version
Accumulation Unit Value		$2.519	$1.877	$1.375	$1.331	$1.241
Number of Units Outstanding		12,229,738	7,967,258	6,056,265	3,359,466	970,869
Back Load Version
Accumulation Unit Value		$2.277	$1.710	$1.262	$1.231	$1.156
Number of Units Outstanding		20,379,598	13,868,204	9,469,037	4,572,402	889,886

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Front Load Version(c)
Accumulation Unit Value		$2.409	$2.036	$1.536	$1.891	$1.973	$1.856	—	—	—
Number of Units Outstanding		10,258,189	11,600,061	12,239,721	15,922,457	16,125,306	5,929,217	—	—	—
Back Load Version(c)
Accumulation Unit Value		$2.296	$1.957	$1.489	$1,848	$1.945	$1.846	—	—	—
Number of Units Outstanding		24,369,095	25,653,341	25,390,799	26,051,895	24,929,903	6,829,130	—	—	—
T. Rowe Price Small Cap Value Division
Front Load Version(b)
Accumulation Unit Value		$1.596	$1.286	$ .955	$1.016	—	—	—	—	—
Number of Units Outstanding		6,574,927	5,733,203	4,920,040	1,493,941	—	—	—	—	—
Back Load Version(b)
Accumulation Unit Value		$1.550	$1.260	$ .944	$1.012	—	—	—	—	—
Number of Units Outstanding		13,638,862	10,683,810	8,559,526	2,002,419	—	—	—	—	—
Aggressive Growth Stock Division
Front Load Version
Accumulation Unit Value		$2.492	$2.191	$1.764	$2.247	$2.815	$2.662	$1.859	$1.735	$1.530
Number of Units Outstanding		26,953,401	30,456,618	33,977,551	39,698,939	43,573,219	38,181,332	38,301,039	30,869,455	19,593,516
Back Load Version
Accumulation Unit Value		$4.871	$4.319	$3.507	$4.504	$5.692	$5.428	$3.808	$3.585	$3.188
Number of Units Outstanding		43,360,087	46,941,627	49,785,661	54,333,105	55,934,656	50,370,063	50,240,828	42,824,318	29,722,778
International Growth Division
Front Load Version(b)
Accumulation Unit Value		$1.324	$1.093	$ .790	$ .904	—	—	—	—	—
Number of Units Outstanding		3,439,029	2,420,702	1,817,763	893,244	—	—	—	—	—
Back Load Version(b)
Accumulation Unit Value		$1.286	$1.071	$ .780	$ .901	—	—	—	—	—
Number of Units Outstanding		7,118,190	4,200,021	2,169,803	477,797	—	—	—	—	—
Franklin Templeton International Equity Division
Front Load Version
Accumulation Unit Value		$2.274	$1.913	$1.368	$1.663	$1.941	$1.964	$1.605	$1.537	$1.374
Number of Units Outstanding		25,002,389	26,200,049	28,873,593	43,786,596	36,295,316	32,350,775	30,705,368	24,895,817	12,485,204
Back Load Version
Accumulation Unit Value		$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893	$1.829	$1.649
Number of Units Outstanding		55,703.348	57,187,012	59,523,613	63,464,527	65,229,652	59,168,433	58,015,141	49,418,651	27,579,179
AllianceBernstein Mid Cap Value Division
Front Load Version(a)
Accumulation Unit Value		$1.570	$1.328	—	—	—	—	—	—	—
Number of Units Outstanding		1,108.150	566,371	—	—	—	—	—	—	—
Back Load Version(a)
Accumulation Unit Value		$1.548	$1.321	—	—	—	—	—	—	—
Number of Units Outstanding		2,379,792	914,679	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Index 400 Stock Division
Front Load Version(c)
Accumulation Unit Value		$1.723	$1.488	$1.106	$1.300	$1.314	$1.125	—	—	—
Number of Units Outstanding		14,082,068	15,074,031	15,907,140	16,641,763	14,867,219	6,253,334	—	—	—
Back Load Version(c)
Accumulation Unit Value		$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—	—	—
Number of Units Outstanding		33,815.800	33,698,201	32,533,243	27,948,785	22,152,604	7,576,930	—	—	—
Janus Capital Appreciation Division
Front Load Version(a)
Accumulation Unit Value		$1.425	$1.196	—	—	—	—	—	—	—
Number of Units Outstanding		780,283	298,705	—	—	—	—	—	—	—
Back Load Version(a)
Accumulation Unit Value		$1.405	$1.189	—	—	—	—	—	—	—
Number of Units Outstanding		1,386,151	612,139	—	—	—	—	—	—	—
Growth Stock Division
Front Load Version
Accumulation Unit Value		$2.387	$2.246	$1.896	$2.405	$2.815	$2.898	$2.375	$1.883	$1.456
Number of Units Outstanding		20,677,902	23,255,037	25,488,985	30,387,726	33,453,807	29,613,096	20,435,890	12,915,731	6,777,198
Back Load Version
Accumulation Unit Value		$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491	$1.991	$1.552
Number of Units Outstanding		52,297,802	56,586,944	59,194,944	63,541,355	65,153,124	58,030,851	43,931,364	30,083,122	17,808,617
Large Cap Core Stock Division
Front Load Version
Accumulation Unit Value		$1.970	$1.828	$1.480	$2.069	$2.253	$2.431	$2.271	$1.852	$1.430
Number of Units Outstanding		18,168,256	20,623,381	23,652,881	29,263,116	32,089,215	34,268,909	28,665,538	19,189,183	9,882,138
Back Load Version
Accumulation Unit Value		$1.963	$1.838	$1.500	$2.116	$2.323	$2.528	$2.382	$1.959	$1.525
Number of Units Outstanding		50,391,072	54,319,174	57,393,540	65,286,277	67,399,622	69,825,444	60,018,961	43,671,623	24,818,409
Capital Guardian Domestic Equity Division
Front Load Version(b)
Accumulation Unit Value		$1.193	$1.025	$.766	$ .976	—	—	—	—	—
Number of Units Outstanding		9,423,819	7,381,826	5,595,838	1,938,379	—	—	—	—	—
Back Load Version(b)
Accumulation Unit Value		$1.159	$1.005	$.757	$ .973	—	—	—	—	—
Number of Units Outstanding		17,956,749	13,170,129	9,478,669	2,435,683	—	—	—	—	—
T. Rowe Price Equity Income Division
Front Load Version(a)
Accumulation Unit Value		$1.414	$1.233	—	—	—	—	—	—	—
Number of Units Outstanding		1,568,194	794,526	—	—	—	—	—	—	—
Back Load Version(a)
Accumulation Unit Value		$1.394	$1.226	—	—	—	—	—	—	—
Number of Units Outstanding		4,292,221	1,741,960	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Index 500 Stock Division
Front Load Version
Accumulation Unit Value		$2.731	$2.477	$1.936	$2.495	$2.843	$3.128	$2.597	$2.026	$1.527
Number of Units Outstanding		41,727,776	46,362,562	51,158,950	59,351,073	65,635,496	64,985,029	49,367,899	32,584,892	17,301,664
Back Load Version
Accumulation Unit Value		$4.116	$3.765	$2.968	$3.857	$4.432	$4.919	$4.037	$3.175	$2.414
Number of Units Outstanding		77,595,842	82,632,130	86,075,344	93,733,031	97,164,361	93,536,733	74,933,584	53,900,586	31,553,915
Asset Allocation Division
Front Load Version(b)
Accumulation Unit Value		$1.150	$1.050	$ .874	$ .977	—	—	—	—	—
Number of Units Outstanding		11,145,958	9,419,602	7,155,880	2,155,852	—	—	—	—	—
Back Load Version(b)
Accumulation Unit Value		$1.117	$1.028	$ .863	$ .974	—	—	—	—	—
Number of Units Outstanding		22,531,287	18,344,632	10,512,707	2,594,700	—	—	—	—	—
Balanced Division
Front Load Version
Accumulation Unit Value		$2.362	$2.198	$1.871	$2.031	$2.106	$2.118	$1.912	$1.615	$1.334
Number of Units Outstanding		60,885,085	66,400,831	73,767,182	88,804,688	97,628,015	102,078,367	72,292,495	43,288,762	24,916,332
Back Load Version
Accumulation Unit Value		$7.990	$7.499	$6.435	$7.047	$7.368	$7.473	$6.771	$5.768	$4.806
Number of Units Outstanding		48,169,201	50,672,379	52,815,904	57,631,400	60,156,780	60,554,119	50,001,293	37,392,725	24,088,931
High Yield Bond Division
Front Load Version
Accumulation Unit Value		$2.058	$1.833	$1.426	$1.474	$1.409	$1.483	$1.496	$1.530	$1.326
Number of Units Outstanding		10,660,018	12,057,111	13,150,685	15,351,843	15,642,373	17,635,247	19,796,158	11,305,194	4,518,513
Back Load Version
Accumulation Unit Value		$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546	$1.595	$1.394
Number of Units Outstanding		24,343,041	25,165,640	25,851,213	27,704,458	28,261,950	31,364,004	34,432,479	22,019,285	10,288,680
Select Bond Division
Front Load Version
Accumulation Unit Value		$1.966	$1.884	$1.793	$1.606	$1.461	$1.331	$1.350	$1.266	$1.161
Number of Units Outstanding		26,067,954	29,002,604	33,757,514	31,704,805	28,492,696	29,869,748	22,093,895	12,652,127	6,391,221
Back Load Version
Accumulation Unit Value		$9.902	$9.572	$9.188	$8.300	$7.615	$6.996	$7.088	$6.703	$6.201
Number of Units Outstanding		10,695,695	11,538,095	12,269,348	10,113,548	8,458,657	8,674,455	8,005,277	5,418,476	3,653,656
Money Market Division
Front Load Version
Accumulation Unit Value		$1.423	$1.409	$1.397	$1.380	$1.333	$1.259	$1.203	$1.146	$1.091
Number of Units Outstanding		15,028,450	21,077,095	42,940,997	38,574,176	58,572,481	57,765,350	27,165,662	16,238,723	11,210,749
Back Load Version
Accumulation Unit Value		$2.739	$2.734	$2.735	$2.724	$2.655	$2.529	$2.431	$2.335	$2.241
Number of Units Outstanding		16,070,503	21,524,948	27,441,083	25,637,013	20,230,487	30,818,748	22,512,853	14,615,063	12,209,698

(b)	The initial investment was made on July 31, 2001.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Front Load Version(a)
Accumulation Unit Value		$1.742	$1.403
Number of Units Outstanding		1,802,177	707,975
Back Load Version(a)
Accumulation Unit Value		$1.717	$1.395
Number of Units Outstanding		4,278,279	1,337,182
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Front Load Version(c)
Accumulation Unit Value		$0.860	$ .787	$ .613	$ .801	$ .938	$1.073
Number of Units Outstanding		19,989,061	20,288,317	20,046,435	23,334,172	25,693,117	14,702,392
Back Load Version(c)
Accumulation Unit Value		$0.820	$ .756	$ .594	$ .783	$ .925	$1.067
Number of Units Outstanding		28,757,492	28,254,083	25,858,008	26,373,061	24,591,986	15,268,513
Aggressive Equity Division
Front Load Version(c)
Accumulation Unit Value		$1.422	$1.244	$ .858	$1.064	$1.094	$1.106
Number of Units Outstanding		7,427,014	7,791,434	7,408,055	7,916,330	8,881,058	4,174,119
Back Load Version(c)
Accumulation Unit Value		$1.355	$1.196	$ .832	$1.040	$1.079	$1.100
Number of Units Outstanding		10,794,558	10,081,792	8,902,496	8,918,984	8,228,003	4,192,812
Non-U.S. Division
Front Load Version(c)
Accumulation Unit Value		$1.139	$ .966	$ .699	$ .827	$1.065	$1.250
Number of Units Outstanding		10,406,399	9,930,082	10,489,012	12,452,057	13,438,754	5,811,225
Back Load Version(c)
Accumulation Unit Value		$1.085	$ .929	$ .678	$ .809	$1.050	$1.243
Number of Units Outstanding		15,446,920	13,585,020	12,428,512	12,691,490	11,778,072	4,937,116
Core Bond Division
Front Load Version(c)
Accumulation Unit Value		$1.384	$1.328	$1.256	$1.159	$1.083	$ .989
Number of Units Outstanding		8,824,119	8,808,106	9,417,461	10,026,718	9,765,167	5,501,177
Back Load Version(c)
Accumulation Unit Value		$1.319	$1.277	$1.218	$1.133	$1.068	$ .983
Number of Units Outstanding		11,121,921	10,201,541	9,785,769	8,767,348	6,769,585	4,595,473
Real Estate Securities Division
Front Load Version(c)
Accumulation Unit Value		$2.389	$1.779	$1.302	$1.259	$1.172	$ .925
Number of Units Outstanding		7,812,702	7,182,463	7,294,758	6,200,817	5,029,444	2,828,333
Back Load Version(c)
Accumulation Unit Value		$2.277	$1.710	$1.262	$1.231	$1.156	$ .920
Number of Units Outstanding		18,041,094	15,820,065	13,381,267	7,836,969	4,955,290	2,072,707

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Accumulation Unit Value(c)		$2.296	$1.957	$1.489	$1.848	$1.945	$1.846	—	—	—
Number of Units Outstanding		27,674,537	29,757,334	30,160,090	33,098,672	34,272,180	13,315,327	—	—	—
T. Rowe Price Small Cap Value Division
Accumulation Unit Value(b)		$1.550	$1.260	$ .944	$1.012	—	—	—	—	—
Number of Units Outstanding		21,144,174	18,087,716	13,871,365	2,822,064	—	—	—	—	—
Aggressive Growth Stock Division
Accumulation Unit Value		$4.871	$4.319	$3.507	$4.504	$5.692	$5.428	$3.822	$3.598	$3.200
Number of Units Outstanding		80,622,135	89,547,583	98,102,497	109,859,708	118,817,594	118,954,187	142,251,000	157,775,380	162,837,073
International Growth Division
Accumulation Unit Value(b)		$1.286	$1.071	$ .780	$ .901	—	—	—	—	—
Number of Units Outstanding		10,789,833	6,595,124	3,340,865	562,207	—	—	—	—	—
Franklin Templeton International Equity Division
Accumulation Unit Value		$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893	$1.829	$1.649
Number of Units Outstanding		98,792,917	103,922,076	112,474,064	125,486,737	136,785,885	143,590,615	169,478,000	194,160,450	190,864,716
AllianceBernstein Mid Cap Value Division
Accumulation Unit Value(a)		$1.548	$1.321	—	—	—	—	—	—	—
Number of Units Outstanding		4,227,052	1,777,682	—	—	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)		$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—	—	—
Number of Units Outstanding		38,983,861	38,975,371	37,757,306	33,195,315	26,409,862	7,869,853	—	—	—
Janus Capital Appreciation Division
Accumulation Unit Value(a)		$1.405	$1.189	—	—	—	—	—	—	—
Number of Units Outstanding		2,343,718	1,018,422	—	—	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value		$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491	$1.991	$1.552
Number of Units Outstanding		48,546,252	54,899,034	58,923,625	66,217,385	71,406,848	66,687,549	55,526,000	45,562,063	37,212,487

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Large Cap Core Stock Division
Accumulation Unit Value		$1.963	$1.838	$1.500	$2.116	$2.323	$2.528	$2.382	$1.959	$1.525
Number of Units Outstanding		45,487,471	51,410,884	56,245,882	67,221,960	71,781,083	83,676,884	87,082,000	80,719,502	63,969,388
Capital Guardian Domestic Equity Division
Accumulation Unit Value(b)		$1.159	$1.005	$ .757	$ .973	—	—	—	—	—
Number of Units Outstanding		27,247,625	20,936,464	15,367,555	2,631,660	—	—	—	—	—
T. Rowe Price Equity Income Division
Accumulation Unit Value(a)		$1.394	$1.226	—	—	—	—	—	—	—
Number of Units Outstanding		7,845,763	3,150,164	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value		$4.116	$3.765	$2.968	$3.857	$4.432	$4.919	$4.119	$3.240	$2.463
Number of Units Outstanding		107,895,325	116,959,562	124,921,338	140,197,508	152,124,600	165,311,237	163,099,000	156,622,110	146,945,069
Asset Allocation Division
Accumulation Unit Value(b)		$1.117	$1.028	$ .863	$ .974	—	—	—	—	—
Number of Units Outstanding		41,084,548	31,855,327	20,094,063	4,917,440	—	—	—	—	—
Balanced Division
Accumulation Unit Value		$7.990	$7.499	$6.435	$7.047	$7.368	$7.473	$6.805	$5.796	$4.830
Number of Units Outstanding		191,592,109	204,665,975	217,113,399	237,544,475	253,369,070	281,204,060	303,184,000	315,853,927	331,700,359
High Yield Bond Division
Accumulation Unit Value		$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546	$1.595	$1.394
Number of Units Outstanding		20,061,980	20,664,086	18,690,912	20,388,323	20,853,325	25,579,785	32,974,000	28,965,737	18,022,623
Select Bond Division
Accumulation Unit Value		$9.902	$9.572	$9.188	$8.300	$7.615	$6.996	$7.157	$6.768	$6.261
Number of Units Outstanding		16,400,162	17,983,611	20,033,605	16,893,081	14,469,582	17,090,593	19,458,000	18,885,862	19,498,362
Money Market Division
Accumulation Unit Value		$2.739	$2.734	$2.735	$2.724	$2.655	$2.529	$2.436	$2.340	$2.246
Number of Units Outstanding		30,366,614	37,795,665	49,898,646	48,197,528	38,915,842	52,168,990	46,757,000	33,000,108	35,677,445

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Accumulation Unit Value(a)		$1.717	$1.395
Number of Units Outstanding		6,684,332	2,590,329
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(c)		$0.820	$ .756	$ .594	$ .783	$ .925	$1.067
Number of Units Outstanding		26,557,419	23,379,383	22,003,517	23,789,522	22,597,286	14,784,953
Aggressive Equity Division
Accumulation Unit Value(c)		$1.355	$1.196	$ .832	$1.040	$1.079	$1.100
Number of Units Outstanding		13,767,174	12,920,683	9,413,073	9,889,843	10,041,175	6,268,375
Non-U.S. Division
Accumulation Unit Value(c)		$1.085	$ .929	$ .678	$ .809	$1.050	$1.243
Number of Units Outstanding		16,878,528	14,034,395	13,476,704	13,605,076	14,090,409	7,403,677
Core Bond Division
Accumulation Unit Value(c)		$1.319	$1.277	$1.218	$1.134	$1.068	$ .983
Number of Units Outstanding		12,950,950	11,930,275	10,480,759	7,626,070	4,950,184	3,415,035
Real Estate Securities Division
Accumulation Unit Value(c)		$2.277	$1.710	$1.262	$1.231	$1.156	$ .920
Number of Units Outstanding		23,286,251	19,386,720	16,346,912	9,256,072	5,199,881	2,245,122

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Accumulation Unit Value(c)		$ 2.362	$ 2.003	$ 1.517	$1.873	$1.961	$1.852	—	—	—
Number of Units Outstanding		287,684	262,401	312,568	380,998	403,484	215,103	—	—	—
T. Rowe Price Small Cap Value Division
Accumulation Unit Value(b)		$ 1.577	$ 1.275	$ .951	$1.014	—	—	—	—	—
Number of Units Outstanding		282,499	316,276	185,108	—	—	—	—	—	—
Aggressive Growth Stock Division
Accumulation Unit Value		$ 5.227	$ 4.611	$ 3.725	$4.760	$5.986	$5.680	$3.980	$3.728	$3.299
Number of Units Outstanding		671,433	742,127	801,249	947,094	1,013,120	987,587	1,033,099	1,476,370	1,697,195
International Growth Division
Accumulation Unit Value(b)		$ 1.308	$ 1.084	$ .786	$ .903	—	—	—	—	—
Number of Units Outstanding		171,949	76,331	16,888	—	—	—	—	—	—
Franklin Templeton International Equity Division
Accumulation Unit Value		$ 2.703	$ 2.282	$ 1.637	$1.997	$2.339	$2.376	$1.947	$1.872	$1.680
Number of Units Outstanding		1,040,750	1,034,947	1,093,077	1,273,380	1,337,231	1,529,763	1,521,122	2,125,863	2,276,960
AllianceBernstein Mid Cap Value Division
Accumulation Unit Value(a)		$ 1.561	$ 1.325	—	—	—	—	—	—	—
Number of Units Outstanding		37,139	24,525	—	—	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)		$ 1.689	$ 1.464	$ 1.092	$1.288	$1.306	$1.123	—	—	—
Number of Units Outstanding		512,107	469,538	505,240	477,933	361,009	67,233	—	—	—
Janus Capital Appreciation Division
Accumulation Unit Value(a)		$ 1.417	$ 1.193	—	—	—	—	—	—	—
Number of Units Outstanding		13,012	8,285	—	—	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value		$ 2.509	$ 2.369	$ 2.007	$2.554	$3.000	$3.100	$2.549	$2.027	$1.573
Number of Units Outstanding		484,126	594,959	516,914	656,290	677,369	595,016	334,810	263,014	239,460
Large Cap Core Stock Division
Accumulation Unit Value		$ 2.071	$ 1.929	$ 1.567	$2.198	$2.402	$2.601	$2.438	$1.995	$1.546
Number of Units Outstanding		467,642	408,926	427,477	543,635	566,163	645,397	433,265	551,213	221,275
Capital Guardian Domestic Equity Division
Accumulation Unit Value(b)		$ 1.179	$ 1.017	$ .762	$ .976	—	—	—	—	—
Number of Units Outstanding		337,931	292,728	255,652	—	—	—	—	—	—
T. Rowe Price Equity Income Division
Accumulation Unit Value(a)		$ 1.406	$ 1.230	—	—	—	—	—	—	—
Number of Units Outstanding		277,502	67,139	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value		$ 4.417	$ 4.020	$ 3.153	$4.077	$4.661	$5.147	$4.289	$3.357	$2.539
Number of Units Outstanding		6,906,397	7,432,375	7,721,073	8,786,560	9,313,735	9,855,509	10,167,099	11,228,774	12,234,934
Asset Allocation Division
Accumulation Unit Value(b)		$ 1.137	$ 1.041	$ .869	$ .976	—	—	—	—	—
Number of Units Outstanding		294,535	287,438	296,634	6,089	—	—	—	—	—
Balanced Division
Accumulation Unit Value		$ 8.963	$ 8.370	$ 7.147	$7.788	$8.102	$8.176	$7.408	$6.278	$5.205
Number of Units Outstanding		3,202,135	3,376,987	3,566,290	4,202,216	4,691,117	5,215,538	3,072,434	6,272,328	6,695,097
High Yield Bond Division
Accumulation Unit Value		$ 2.132	$ 1.905	$ 1.487	$1.543	$1.480	$1.563	$1.582	$1.624	$1.412
Number of Units Outstanding		133,178	129,698	121,683	88,091	110,541	128,688	139,262	251,003	125,053
Select Bond Division
Accumulation Unit Value		$11.111	$10.688	$10.207	$9.175	$8.376	$7.657	$7.794	$7.334	$6.750
Number of Units Outstanding		539,744	609,489	663,785	684,173	744,251	843,819	956,838	1,078,985	1,151,998
Money Market Division
Accumulation Unit Value		$ 3.073	$ 3.052	$ 3.038	$3.011	$2.919	$2.767	$2.652	$2.535	$2.421
Number of Units Outstanding		399,612	416,901	730,638	1,043,992	1,001,631	1,359,352	1,060,152	997,887	1,377,051

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Accumulation Unit Value(a)		$1.732	$1.400
Number of Units Outstanding		108,320	68,513
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(c)		$0.844	$ .774	$ .605	$ .794	$ .932	$1.071
Number of Units Outstanding		282,814	321,409	274,017	271,869	147,669	244,293
Aggressive Equity Division
Accumulation Unit Value(c)		$1.394	$1.224	$ .847	$1.054	$1.088	$1.104
Number of Units Outstanding		101,400	122,192	168,449	153,998	231,115	107,734
Non-U.S. Division
Accumulation Unit Value(c)		$1.117	$ .951	$ .690	$ .820	$1.059	$1.247
Number of Units Outstanding		96,390	111,953	100,239	114,897	94,720	34,751
Core Bond Division
Accumulation Unit Value(c)		$1.357	$1.307	$1.240	$1.148	$1.077	$ .986
Number of Units Outstanding		38,272	5,724	24,997	10,497	2,034	2,029
Real Estate Securities Division
Accumulation Unit Value(c)		$2.343	$1.750	$1.285	$1.247	$1.165	$ .923
Number of Units Outstanding		306,767	235,279	185,154	28,139	6,452	2.135

(c)	The initial investment was made on April 30, 1999

264980

Account B Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Nontax-Qualified Annuities

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.nmfn.com.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”).

NMIS is considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts during each of the last three years. All of these amounts were retained by NMIS.

Year	Amount
2005	$	_______
2004		$29,827,016
2003		$25,676,569

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as a tax-deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1954, as amended (the “Code”) cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

PERFORMANCE DATA

Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

P(1 + T)n = ERV

Where:

P	=	a hypothetical initial payment of $1000

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4.5% initial sales load for the Front Load Contract and the withdrawal charge for the Back Load Contract. The $30 annual Contract fee is reflected as .02% for the Front Load Contract and .16% for the Back Load based on the annual contract fees collected divided by the assets of the sub-account. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.

The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 2005:

FRONT LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock			—
T. Rowe Price Small Cap Value			—
Aggressive Growth Stock				—
International Growth			—
Franklin Templeton International Equity				—
AllianceBernstein Mid Cap Value		—	—
Index 400 Stock			—
Janus Capital Appreciation		—	—
Growth Stock				—
Large Cap Core Stock				—
Capital Guardian Domestic Equity			—
T. Rowe Price Equity Income		—	—
Index 500 Stock				—
Asset Allocation			—
Balanced				—
High Yield Bond				—
Select Bond				—
Money Market				—
Fidelity® VIP Mid Cap Portfolio		—	—
Russell Investment Funds
Multi-Style Equity			—
Aggressive Equity			—
Non-U.S.			—
Core Bond			—
Real Estate Securities			—

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

BACK LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock			—
T. Rowe Price Small Cap Value			—
Aggressive Growth Stock				—
International Growth			—
Franklin Templeton International Equity				—
AllianceBernstein Mid Cap Value		—	—
Index 400 Stock			—
Janus Capital Appreciation		—	—
Growth Stock				—
Large Cap Core Stock				—
Capital Guardian Domestic Equity			—
T. Rowe Price Equity Income		—	—
Index 500 Stock				—
Asset Allocation			—
Balanced				—
High Yield Bond				—
Select Bond				—
Money Market				—
Fidelity® VIP Mid Cap Portfolio		—	—
Russell Investment Funds
Multi-Style Equity			—
Aggressive Equity			—
Non-U.S.			—
Core Bond			—
Real Estate Securities			—

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4.5% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.

The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 2005:

FRONT LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock			—
T. Rowe Price Small Cap Value			—
Aggressive Growth Stock				—
International Growth			—
Franklin Templeton International Equity				—
AllianceBernstein Mid Cap Value		—	—
Index 400 Stock			—
Janus Capital Appreciation		—	—
Growth Stock				—
Large Cap Core Stock				—
Capital Guardian Domestic Equity			—
T. Rowe Price Equity Income		—	—
Index 500 Stock				—
Asset Allocation			—
Balanced				—
High Yield Bond				—
Select Bond				—
Money Market				—
Fidelity® VIP Mid Cap Portfolio		—	—
Russell Investment Funds
Multi-Style Equity			—
Aggressive Equity			—
Non-U.S.			—
Core Bond			—
Real Estate Securities			—

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

BACK LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock			—
T. Rowe Price Small Cap Value			—
Aggressive Growth Stock				—
International Growth			—
Franklin Templeton International Equity				—
AllianceBernstein Mid Cap Value		—	—
Index 400 Stock			—
Janus Capital Appreciation		—	—
Growth Stock				—
Large Cap Core Stock				—
Capital Guardian Domestic Equity			—
T. Rowe Price Equity Income		—	—
Index 500 Stock				—
Asset Allocation			—
Balanced				—
High Yield Bond				—
Select Bond				—
Money Market				—
Fidelity® VIP Mid Cap Portfolio		—	—
Russell Investment Funds
Multi-Style Equity			—
Aggressive Equity			—
Non-U.S.			—
Core Bond			—
Real Estate Securities			—

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor’s 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

Page F-1 through F-__ are reserved for

the December 31, 2005 Financial Statements

of NML Variable Annuity Account B

and the December 31, 2005 Consolidated Financial

Statements of The Northwestern

Mutual Life Insurance Company

F-1

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements (to be filed upon amendment)

(1) NML Variable Annuity Account B
Included in the Statement of Additional Information are:
Statements of Assets and Liabilities as of the end of the most recent fiscal year
Statements of Operations as of the end of the most recent fiscal year
Statements of Changes in Net Assets for each of the two most recent fiscal years
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

(2) The Northwestern Mutual Life Insurance Company
Included in the Statement of Additional Information are:
Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
Consolidated Statement of Operations for each of the three most recent fiscal years
Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
Consolidated Statement of Cash Flows for each of the most recent three fiscal years
Notes to Consolidated Statutory Financial Statements
Report of Independent Auditors

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To

(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006

(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997

(b)(3)	Distribution Agreement entered into on October 3, 1968 between The Northwestern Mutual Life Insurance Company and NML Equity Services, Inc. (n/k/a Northwestern Mutual Investment Services, LLC)	Exhibit A(3)(A) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997

(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity Front Load Contract, RR.V.B.FR.(0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005

(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity Back Load Contract, RR.V.B.BK.(0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005

(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity Front Load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity Back Load Contract, RR.V.B.BK.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(b)(3)	Variable Annuity Front Load and Back Load Contract, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity Front Load Contract, RR.V.B.FR.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity Back Load Contract, RR.V.B.BK.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Filed herewith

(b)(4)(c)(4)	Variable Annuity Front Load and Back Load Contract, RR.V.B.FR.(0803) and RR.V.A.B.BK.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(c)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(c)(5)	Enhanced Death Benefit Rider for Front Load and Back Load Contracts, VA.EDB.(0803)	Exhibit (b)(4)(d) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(d)(1)	Flexible Payment Variable Annuity Front Load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000

(b)(4)(d)(2)	Flexible Payment Variable Annuity Back Load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000

(b)(4)(d)(3)	Variable Annuity Front Load and Back Load Contract Payment Rate Tables, RR.V.A.B. (032000)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000

(b)(4)(d)(4)	Enhanced Death Benefit for Front Load and Back Load Contracts, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000

(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for Back Load Contract, VA.WWC.(032000)	Exhibit (b)(4)(e) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(e)(1)	Form of Variable Annuity Front Load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-1 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Filed herewith

(b)(4)(e)(2)	Form of Variable Annuity Back Load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-2 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Filed herewith

(b)(4)(e)(3)	Form of Variable Annuity Front Load and Back Load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Filed herewith

(b)(4)(f)	Specimen Forms of Deferred and Immediate Variable Annuity Contracts, LL V 1 B and LL V 2 B. Referenced to Exhibit 1 to Form S-6 Post-Effective Amendment No. 26 for NML Variable Annuity Account B, File No. 2-29240	Filed herewith

(b)(4)(g)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Filed herewith

(b)(5)	Form of Application for Front Load and Back Load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005

(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995

(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003

(b)(8)(a)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(b)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(c)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated April ___, 2006	To be filed upon amendment

(b)(10)	Consent of PricewaterhouseCoopers LLP dated April ___, 2006	To be filed upon amendment

Item 25.	Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of March 24, 2006

Name	Business Address
Edward E. Barr	2050 Center Avenue Suite 567 Fort Lee, NJ 07024

John M. Bremer	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

Peter W. Bruce	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

Robert C. Buchanan	Fox Valley Corporation 100 West Lawrence Street (54911) P.O. Box 727 Appleton, WI (54912-0727)

George A. Dickerman	68 Normandy Road Longmeadow, MA 01106-1259

David J. Drury	Poblocki & Sons, LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	ARZU 77 Stone Gate Lane Lake Forest, IL 60045

James D. Ericson	777 East Wisconsin Avenue Suite 3010 Milwaukee, WI 53202

David A. Erne	Reinhart Boener Van Deuren, sc 1000 North Water Street Suite 2100 Milwaukee, WI 53202

J. E. Gallegos	Gallegos Law Firm 460 St. Michaels Drive Building 300 Santa Fe, NM 87505

James P. Hackett	Steelcase, Inc. 901 – 44th Street Grand Rapids, MI 49508

Hans Helmerich	Helmerich & Payne, Inc. 1437 South Boulder Tulsa, OK 74119

Stephen F. Keller	101 South Las Palmas Avenue Los Angeles, CA 90004

Barbara A. King	Landscape Structures, Inc. Route 3 601-7th Street South Delano, MN 55328

Margery Kraus	APCO Worldwide 700 12th Street, NW, Suite 800 Washington, DC 20005

J. Thomas Lewis	228 St. Charles Avenue Suite 1024 New Orleans, LA 70130

Daniel F. McKeithan, Jr.	Tamarack Petroleum Company, Inc. 777 East Wisconsin Avenue Suite 1920 Milwaukee, WI 53202

Ulice Payne, Jr.	Addison-Clifton, L.L.C. 13555 Bishop’s Court Suite 245 Brookfield, WI 53005

H. Mason Sizemore, Jr.	2054 N.W. Blue Ridge Drive Seattle, WA 98177

Peter M. Sommerhauser	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, WI 53202-3590

John E. Steuri	52 River Ridge Road Little Rock, AR 72227-1518

John J. Stollenwerk	Allen-Edmonds Shoe Corporation 201 East Seven Hills Road P.O. Box 998 Port Washington, WI 53074-0998

Barry L. Williams	Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Kathryn D. Wriston	c/o Shearman & Sterling 599 Lexington Avenue, Room 1064 New York, NY 10022

Edward J. Zore	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of March 24, 2006

Name	Title
Edward J. Zore	President and Chief Executive Officer
John M. Bremer	Chief Operating Officer (Chief Compliance Officer)
Peter W. Bruce	Chief Insurance Officer
Deborah A. Beck	Executive Vice President (Planning and Technology)
William H. Beckley	Executive Vice President (Agencies)
Mason G. Ross	Executive Vice President & Chief Investment Officer
Mark G. Doll	Senior Vice President (Public Markets)
Christine H. Fiasca	Senior Vice President (Field Support & Systems)
Richard L. Hall	Senior Vice President (Life Product)
William C. Koenig	Senior Vice President & Chief Actuary
Jean M. Maier	Senior Vice President (Insurance Operations)
Meridee J. Maynard	Senior Vice President
Gregory C. Oberland	Senior Vice President & Chief Information Officer
Gary A. Poliner	Senior Vice President & Chief Financial Officer
Marcia Rimai	Senior Vice President (Business Integration Services) (Marketing)
Charles D. Robinson	Senior Vice President (Investment Products & Services)
John E. Schlifske	Senior Vice President (Investment Products & Services and Affiliates)
Leonard F. Stecklein	Senior Vice President (Investment Products & Services)
Robert J. Berdan	Vice President, General Counsel & Secretary
Michael G. Carter	Vice President (Field Compensation & Administration)
Steven T. Catlett	Vice President ( Investment Products)
Eric P. Christophersen	Vice President (Compliance/Best Practices)
David D. Clark	Vice President (Real Estate)
Gloster B. Current	Vice President (Policyowner Services)
Thomas E. Dyer	Vice President (Corporate Services)
John M. Grogan John C. Kelly John L. Kordsmeier	Vice President (Disability Income) Vice President & Controller Vice President (New Business)
Susan A. Lueger	Vice President (Human Resources)
Jeffrey J. Lueken	Vice President (Securities)
Raymond J. Manista	Vice President (Corporate Planning)
David W. Simbro	Vice President (Long Term Care)
Brenda F. Skelton	Vice President (Communications)
Calvin R. Schmidt	Vice President (Investment Product Operations)
J. Edward Tippetts	Vice President (Wealth Management)
Donald G. Tyler	Vice President (IPS Sales & Products)
Martha M. Valerio	Vice President (Information Systems)
Michael L. Youngman	Vice President (Government Relations)

OTHER OFFICERS – As of December 1, 2005

Name	Title
John Abbott	Director-Field Benefit Consultants
Carl Amick	VP-Risk Management Operations
Jason Anderson	Assistant Director Tax
Mark Backe	Asst. General Counsel & Asst. Secretary
Rebekah Barsch	Vice President Investment Product Lines
Blaise Beaulier	Director of Project Portfolio Management
Beth M. Berger	Asst. General Counsel & Asst. Secretary
Frederick W. Bessette	Asst. General Counsel & Asst. Secretary
Maryann Bialo	Asst. Director DI Benefit
Carrie Bleck	Director Policyowner Services
Melissa Bleidorn	Asst. General Counsel & Asst. Secretary
Sandra Botcher	Asst. General Counsel & Asst. Secretary
Anne Brower	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Gwen Canady	Director Corporate Reporting
Kurt Carbon	Director Life Lay Standards
Susan A. Cerbins	Asst. General Counsel & Asst. Secretary
Walt Chossek	Director-Finance
Tom Christianson	Director Advanced Business Services
Barbara Courtney	Director Mutual Fund Accounting
Dennis Darland	Asst. Director DI Benefit
Mark Diestelmeier	Asst. General Counsel & Asst. Secretary
Dave Dorshorst	Director Field Services and Support
John E. Dunn	Asst. General Counsel & Asst. Secretary
James R. Eben	Asst. General Counsel & Asst. Secretary
Cheryl Flanders	Compliance & QA Consultant
Carol Flemma	Director-IPS Bus Development/Comm
Don Forecki	Director Investment Operations
James C. Frasher	Asst. General Counsel & Asst. Secretary
John Garofani	Asst. General Counsel & Asst. Secretary
Sheila Gavin	Asst. General Counsel & Asst. Secretary
Don Gehrke	Director-Inv Client Services
Tim Gerend	Asst. General Counsel & Asst. Secretary
Wally Givler	Vice President Investment Accounting
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
Bob Gleeson	Vice President & Medical Director
C. Claibourne Greene	Asst. General Counsel & Asst. Secretary
Tom Guay	Vice President Underwriting Standards
Greg Gurlik	Director Long Term Care Product Development
Wayne Heidenreich	Medical Director
Gary Hewitt	Vice President & Treasurer
Patricia Hillmann	Director-Annuity Customer Service
Mark W. Humphrey	Director-Architecture Construction Environmental Services
Sharon A. Hyde	Asst. Director Disability Benefit
Elizabeth Idleman	Asst. General Counsel & Asst. Secretary
Todd Jones	Asst. Director- IPS Finance
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Mollie Kenny	Regulatory Consultant
Don Kiefer	Vice President Actuary
James Koelbl	Asst. General Counsel & Asst. Secretary
Abim Kolawole	Asst. General Counsel & Asst. Secretary

Robert Kowalsky	Vice President & Chief Architect
Carol L. Kracht	Vice President, Deputy General Counsel & Investment Counsel
Pat Krueger	Director Annuity Customer Service
Todd Kuzminski	Director Investment Accounting
Donna Lemanczyk	Director-Investment Closing
Elizabeth Lentini	Asst. General Counsel & Asst. Secretary
Sally J. Lewis	Asst. General Counsel & Asst. Secretary
James Lodermeier	Senior Actuary
George R. Loxton	Asst. General Counsel & Asst. Secretary
Cindy Lubbert	Asst. Director-DI Underwriting
Dean Mabie	Asst. General Counsel & Asst. Secretary
Jon Magalska	Actuary
Steve Mannebach	Director Field Management Development
Anthony C. Marino	Asst. General Counsel & Asst. Secretary
Jeff Marks	Director Special Projects
Steve Martinie	Asst. General Counsel & Asst. Secretary
Ted Matchulat	Director Product Compliance
Allan McDonnell	Director-Order Entry Desk/Retail Svc
James L. McFarland	Asst. General Counsel & Asst. Secretary
Patrick McKeown	Investment Research Consultant
Larry S. Meihsner	Asst. General Counsel & Asst. Secretary
Bob Meilander	Vice President Corporate Actuary
Christopher Menting	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Joanne Migliaccio	Director Field Services and Support
Michael Mihm	Asst. Director-IPS Field Consulting
Lynn Milewski	Director Annuity New Business
Daniel Moakley	Asst. General Counsel & Asst. Secretary
Jill Mocarski	Medical Director
Karen Molloy	Director Banking & Cash Management
Diane Moro-Goane	Director Marketing Materials Review
Scott J. Morris	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
Tim Nelson	Director Market Conduct
David K. Nelson	Asst. General Counsel & Asst. Secretary
Mary S. Nelson	Asst. General Counsel & Asst. Secretary
Jeffrey Niehaus	Director-Business Retirement Markets
Kathy Oman	Director-IPS Projects and Planning
Timothy Otto	Asst. General Counsel & Asst. Secretary
Art Panighetti	Vice President Tax
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
David W. Perez	Asst. General Counsel & Asst. Secretary
Judith L. Perkins	Asst. General Counsel & Asst. Secretary
Pete Peterson	Director Long Term Care Administration
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler	Asst. General Counsel & Asst. Secretary
Randy Powell	Medical Director
Dave Remstad	Vice President Specialty Markets
Tom Richards	Vice President Agency Development
Dan Riedl	President NMIS
Kathleen M. Rivera	Vice President and Deputy General Counsel
Bethany Rodenhuis	Vice President Audit
Tammy Roou	Asst. General Counsel & Asst. Secretary

Matt Sauer	Director-IPS Compensation
Linda Schaefer	Director-Special Investigative Unit
Thomas F. Scheer	Asst. General Counsel & Asst. Secretary
Jane Ann Schiltz	Vice President Business Markets
Kathleen H. Schluter	Vice President & Tax Counsel
Sue Schmeidel	Director Field Development
Rodd Schneider	Asst. General Counsel & Asst. Secretary
Catherine L. Shaw	Asst. General Counsel & Asst. Secretary
Sherri Shickert	Director Policyowner Services
David Silber	Asst. General Counsel & Asst. Secretary
Stephen M. Silverman	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Associate General Counsel & Asst. Secretary
Warren Smith	Assistant Director-Architecture
Diane Smith	Assistant Director Policyowner Services
Richard Snyder	Director-Mutual Fund Prod
Steve Sperka	Director DI Benefits
Karen Stevens	Asst. General Counsel & Asst. Secretary
Steve Stone	Director IS Finance
Brenda J. Stugelmeyer	Asst. General Counsel & Asst. Secretary
Cheryl Svehlek	Director-Administration
Rachel Taknint	Vice President, Department Planning and Operations & Associate General Counsel
Paul Tews	Director Investment Planning
Kellen Thiel	Director-Managed Products
Derek Tyus	Director of Strategic Analysis & Planning
Mary Beth Van Groll	Vice President Information Systems
Natalie Versnik	Director Policyowner Services
Andy Ware	Vice President Actuary
Joel Weiner	Medical Director
Catherine A. Wilbert	Asst. General Counsel & Asst. Secretary
Don Wilkinson	Vice President Agency Administration
Jeff Williams	Director Compliance Risk Management
Brian Wilson	Director-IPS National Sales
John Wilson	Director Long Term Care Sales Support
Robert Wright	Director-Affinity Funds
Catherine M. Young	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Rick Zehner	Vice President Life Products
Patti Zimmermann	Director Investment Technology & Development
Philip Zwieg	Vice President Information Systems

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of December 31, 2005 are set forth on pages C-11 through C-13. In addition to the subsidiaries set forth pages on C-11 through C-13, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C

4.	Northwestern Mutual Variable Life Account

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of February 28, 2006)

Name of Subsidiary	Jurisdiction of Incorporation
Alexandra International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Brian International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Cass Corporation – 100% ownership	Delaware
Chateau, Inc. – 100% ownership of Common & Class B Preferred Stock	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware
Diversey, Inc. – 100% ownership	Delaware
Elderwood International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Elizabeth International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Frank Russell Company – 90.86% ownership	Washington
Frank Russell Investment Management Company – 90.86% ownership	Washington
Green Room Properties, LLC – 100% ownership	Delaware
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
INV Corp. – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
Jersey Par, LLC – 100% ownership	Delaware
JYD Assets, LLC – 100% ownership	Delaware
KerryAnne International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Larkin, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware
Mallon International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware

Mason Street Funds, Inc. – 70%[2] ownership	Maryland
Mitchell, Inc. – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM Regal, LLC – 100% ownership	Delaware
NM-Exchange, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NMIS Alabama Agency, LLC – 100% ownership	Alabama
NMIS Massachusetts Insurance Agency, LLC – 100% ownership	Massachusetts
NMIS Georgia Agency, LLC – 100% ownership	Georgia
NML Buffalo Agency, Inc. – 100% ownership	New York
NML-CBO, LLC – 100% ownership	Delaware
NML Development Corporation – 100% ownership	Delaware
NML/Mid-Atlantic, Inc. – 100% ownership	New Jersey
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NML/Tallahassee, Inc. – 100% ownership	Florida
NVOP, Inc. – 100% ownership	Delaware
NVOP, LLC – 75% ownership	Delaware
NVOP Fairfax Ridge – 75% ownership	Delaware
NW Pipeline, Inc. – 100% ownership	Texas
Network Planning Advisors, L.L.C. – 100% ownership	Wisconsin
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern Foreign Holdings B.V. – 100% ownership	Netherlands
Northwestern International Holdings, Inc. – 100% ownership	Delaware
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Las Vegas, Inc. – 100% ownership	Nevada
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[3] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Northwestern Real Estate Partnership Holdings, LLC – 100% ownership	Delaware
Northwestern Reinsurance Holdings N.V. – 100% ownership	Netherlands
Northwestern Securities Holdings, LLC – 100% ownership	Delaware
Northwestern Securities Partnership Holdings, LLC – 100% ownership	Delaware
Olive, Inc. – 100% ownership	Delaware
Painted Rock Development Company – 100% ownership	Arizona
Park Forest Northeast, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Rocket Sports, Inc. – 100% ownership	Texas
Russell Investment Funds – 90.86% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware
Scotty, LLC – 100% ownership	Delaware
Sean International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Solar Resources, Inc. – 100% ownership	Wisconsin
St. James Apartments, LLC – 100% ownership	Delaware
Stadium and Arena Management, Inc. – 100% ownership	Delaware

Summit Mall, LLC – 100% ownership	Delaware
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2005, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company.

(2)	Aggressive Growth Stock, Asset Allocation, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Equity, Large Cap Core Stock, Municipal Bond, Select Bond, Small Cap Growth Stock.

(3)	Aggressive Growth Stock, Alliance Bernstein Mid Cap Value, Asset Allocation, Balanced, Capital Guardian Domestic Equity, Franklin Templeton International Equity, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Growth Stock, Janus Capital Appreciation, Large Cap Core Stock, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, T. Rowe Price Equity Income.

Item 27.	Number of Contract Owners

As of January 31, 2006, 253,166 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 209,805 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 43,361 such contracts were not so issued.

Item 28.	Indemnification

That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the registration statement for Northwestern Mutual Variable Life Account on July 15, 1998.

Item 29.	Principal Underwriters

(a) Northwestern Mutual Investment Services, LLC (“NMIS”), is the principal underwriter currently distributing securities of the Registrant. NMIS is the principal underwriter for NML Variable Annuity Account B and the Northwestern Mutual Variable Life Account and all other separate accounts registered under the Investment Company Act of 1940 as unit investment trusts for which Northwestern Mutual serves as the Depositor.

(b) As of March 24, 2006, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark J. Backe	Secretary
Rebekah B. Barsch	Vice President, Investment Product Lines
William H. Beckley	Director
Lisa M. Belli - Fuchs	Director, Compliance Assurance
Mark S. Bishop	Director, Field Supervision
Michael G. Carter	Vice President, Field Services and Support
Walter J. Chossek	Treasurer
Eric P. Christophersen	Vice President, Comliance/Best Practices
Closter B. Current	Vice President, Variable Life Servicing
David J. Dorshorst	Director, Compensation
Michael S. Ertz	Director, Recruiting and Retention
Christina H. Fiasca	Director
Dennis J. Fitzpatrick	Director, Supervision of Todd Business
Carol J. Flemma	Director, Business Development

Stephen J. Frankl	Vice President, Field Training and Development
Don P. Gehrke	Director, Retail Investment Operations
Mark J. Gmach	Regional Vice President, Field Supervision
Laila V. Hick	Assistant Director, NMIS Policy Standards Development
Karla D. Hill	Director, Human Resources
Patricia J. Hillman	Director, Annuity Operations
Diane B. Horn	Director, BD Operations Compliance; Policy, Procedures & Communications
Robert J. Johnson	Director, Compliance Oversight; Chief Compliance Officer of NMIS Registered Investment Advisor
John L. Kordsmeier	Vice President, Variable Life Sales
Gregory S. Leslie	Compliance Registered Options Principal (CROP)
Mary M. Lucci	New Business Compliance Coordinator
Jean M. Maier	Director; Senior Vice President, Insurance Operations
Meridee J. Maynard	Senior Vice President, Life Product
Mac McAuliffe	Regional Vice President
Allan J. McDonell	Director, Retail Investment Services; Senior Registered Options Principal (SROP)
Jeffrey L. Michaelson	Assistant Director, Mutual Funds
Joanne M. Migliaccio	Director, Contract, License and Registration
Lynn A. Milewski	Director, Annuity Operations
Jay W. Miller	Vice President, Advanced Planning
Diana L. Moro-Goane	Director, Marketing Materials Review
Jennifer Murphy	Assistant Secretary
Timothy Nelson	Director, Market Conduct
Jeffrey J. Niehaus	Director, Business Retirement Markets
Jennifer O’Leary	Assistant Treasurer
Daniel J. O’Meara	Regional Vice President, Field Supervision
Michael J. Patkunas	Regional Vice President
Chris E. Peterson	Regional Vice President
Michael A. Reis	Assistant Treasurer
Daniel A. Riedl	Senior Vice President and Chief Operating Officer
Charles D. Robinson	Senior Vice President, IPS Strategy
Robin E. Rogers	Assistant Director, License & Registration
John E. Schlifske	Director; President and CEO
Calvin R. Schmidt	Vice President, Investment Product Operations & Systems
Richard P. Snyder	Director, Mutual Funds
William H. Taylor	Director, Financial Security Planning
Kellen A. Thiel	Director, Managed Products
VACANT	Vice President, Field Development
Donald G. Tyler	Vice President, Investment Products and Sales
Thomas A. Waisnor	Regional Vice President
Alan M. Werth	Third Party Sales Consultant
Anne C. Wills	Director, Variable Product Compliance
Donald R. Wilkinson	Vice President, Field Management
Jeffrey B. Williams	Vice President, Compliance Risk Management & Chief Compliance Officer of NMIS Broker-Dealer, Executive Representative
Brian D. Wilson	National Sales Director
Robert J. Wright	Director, Russell Distribution and Planning

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) During 2005 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $34,762,961 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant.

Item 30.	Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.	Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 24th day of March, 2006.

NML VARIABLE ANNUITY ACCOUNT B
(Registrant)

		By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 24th day of March, 2006.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

/s/ EDWARD J. ZORE Edward J. Zore	Trustee, President and Chief Executive Officer; Principal Executive Officer

/s/ GARY A. POLINER Gary A. Poliner	Senior Vice President and Chief Financial Officer; Principal Financial Officer

/s/ JOHN C. KELLY John C. Kelly	Vice President and Controller; Principal Accounting Officer

/s/ J. THOMAS LEWIS* J. Thomas Lewis	Trustee

/s/ STEPHEN F. KELLER* Stephen F. Keller	Trustee

/s/ J. E. GALLEGOS* J. E. Gallegos	Trustee

/s/ KATHRYN D. WRISTON* Kathryn D. Wriston	Trustee

/s/ BARRY L. WILLIAMS* Barry L. Williams	Trustee

/s/ DANIEL F. MCKEITHAN, JR.* Daniel F. McKeithan, Jr.	Trustee

/s/ JAMES D. ERICSON* James D. Ericson	Trustee

/s/ EDWARD E. BARR* Edward E. Barr	Trustee

/s/ ROBERT C. BUCHANAN* Robert C. Buchanan	Trustee

/s/ H. MASON SIZEMORE, JR.* H. Mason Sizemore, Jr.	Trustee

/s/ JOHN J. STOLLENWERK* John J. Stollenwerk	Trustee

/s/ GEORGE A. DICKERMAN* George A. Dickerman	Trustee

/s/ JOHN E. STEURI* John E. Steuri	Trustee

/s/ BARBARA A. KING* Barbara A. King	Trustee

/s/ PETER M. SOMMERHAUSER* Peter M. Sommerhauser	Trustee

/s/ JAMES P. HACKETT* James P. Hackett	Trustee

/s/ JOHN M. BREMER* John M. Bremer	Trustee

/s/ PETER W. BRUCE* Peter W. Bruce	Trustee

/s/ DAVID A. ERNE* David A. Erne	Trustee

/s/ MARGERY KRAUS* Margery Kraus	Trustee

/s/ CONNIE K. DUCKWORTH* Connie K. Duckworth	Trustee

/s/ ULICE PAYNE, JR.* Ulice Payne, Jr.	Trustee

/s/ DAVID J. DRURY* David J. Drury	Trustee

/s/ HANS HELMERICH* Hans Helmerich	Trustee

*By:	/s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact, pursuant to the Power of Attorney attached hereto

Each of the signatures is affixed as of March 24, 2006

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

TRUSTEES’

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS that each of the undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, organized by a special act of the Wisconsin Legislature (the “Company”), by his or her execution hereof, or an identical counterpart hereof, does hereby constitute and appoint each or either of Edward J. Zore and John M. Bremer, as his or her attorney-in-fact and agent, and in his or her name, place and stead, to execute and sign any registration statement, including any pre-effective or post-effective amendments thereto, together with all exhibits and schedules thereto and other documents and instruments associated therewith to be filed on either Form N-4 or Form N-6 (or on any other applicable form) with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 and/or the Investment Company Act of 1940 in connection with variable contracts issued through separate accounts that are established by the Company, including the following:

(a)	NML Variable Annuity Account A (333-72913);

(b)	NML Variable Annuity Account B (2-29240);

(c)	Select Variable Annuity Fee-Based (333-33232);

(d)	NML Variable Annuity Account C (2-89905-01);

(e)	Northwestern Mutual Variable Life Account (2-89972);

(f)	Northwestern Mutual Variable CompLife (33-89188);

(g)	Northwestern Mutual Variable Executive Life (333-36865);

(h)	Northwestern Mutual Variable Joint Life (333-59103);

(i)	The new Variable Annuity Contracts to be issued through Accounts A and C and filed with the SEC on or about April 12, 2006; and

(j)	The new Variable Life Contracts to be issued through the Northwestern Mutual Variable Life Account II and filed with the SEC beginning in May 2006.

In addition, we do hereby constitute and appoint each or either of Edward J. Zore and John M. Bremer, as his or her attorney-in-fact and agent, and in his or her name, place and stead, to execute and sign one or more reports for the fiscal year ended December 31, 2005, including amendments thereto, together with all exhibits and schedules thereto and other documents and instruments associated therewith, to be filed on Form 10-K with the SEC under the Securities Exchange Act of 1934 in connection with any such registration statement or amendment thereto. Each of the undersigned does hereby further authorize each or either of said attorneys-in-fact and agents to make said filings with the SEC and with any federal or state securities or insurance regulatory authority as they determine to be required or necessary. Each of the undersigned hereby ratifies and confirms all acts of each and either of said attorneys-in-fact and agents which they may lawfully do or cause to be done by virtue hereof. As used herein, “variable contracts” means any contracts providing for benefits or values which may vary according to the investment experience of the separate account associated therewith, including variable annuity contracts and variable life insurance policies.

IN WITNESS WHEREOF, each of the undersigned has hereunto set his hand this 22nd day of March, 2006.

/s/ EDWARD E. BARR	Trustee
Edward E. Barr

/s/ JOHN M. BREMER	Trustee
John M. Bremer

/s/ PETER W. BRUCE	Trustee
Peter W. Bruce

/s/ ROBERT C. BUCHANAN	Trustee
Robert C. Buchanan

/s/ GEORGE A. DICKERMAN	Trustee
George A. Dickerman

/s/ DAVID J. DRURY	Trustee
David J. Drury

/s/ CONNIE K. DUCKWORTH	Trustee
Connie K. Duckworth

/s/ JAMES D. ERICSON	Trustee
James D. Ericson

/s/ DAVID A. ERNE	Trustee
David A. Erne

/s/ J. E. GALLEGOS	Trustee
J. E. Gallegos

/s/ JAMES P. HACKETT	Trustee
James P. Hackett

/s/ HANS HELMERICH	Trustee
Hans Helmerich

/s/ STEPHEN F. KELLER	Trustee
Stephen F. Keller

/s/ BARBARA A. KING	Trustee
Barbara A. King

/s/ MARGERY KRAUS	Trustee
Margery Kraus

/s/ J. THOMAS LEWIS	Trustee
J. Thomas Lewis

/s/ DANIEL F. McKEITHAN, JR.	Trustee
Daniel F. McKeithan, Jr.

/s/ ULICE PAYNE, JR.	Trustee
Ulice Payne, Jr.

/s/ H. MASON SIZEMORE, JR.	Trustee
H. Mason Sizemore, Jr.

/s/ PETER M. SOMMERHAUSER	Trustee
Peter M. Sommerhauser

/s/ JOHN E. STEURI	Trustee
John E. Steuri

/s/ JOHN J. STOLLENWERK	Trustee
John J. Stollenwerk

/s/ BARRY L. WILLIAMS	Trustee
Barry L. Williams

/s/ KATHRYN D. WRISTON	Trustee
Kathryn D. Wriston

/s/ EDWARD J. ZORE	Trustee
Edward J. Zore

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 70 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT B - Flexible Payment Variable Annuity

Exhibit	Description

(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Filed herewith

(b)(4)(e)(1)	Form of Variable Annuity Front Load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-1 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Filed herewith

(b)(4)(e)(2)	Form of Variable Annuity Back Load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-2 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Filed herewith

(b)(4)(e)(3)	Form of Variable Annuity Front Load and Back Load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Filed herewith

(b)(4)(f)	Specimen Forms of Deferred and Immediate Variable Annuity Contracts, LL V 1 B and LL V 2 B. Referenced to Exhibit 1 to Form S-6 Post-Effective Amendment No. 26 for NML Variable Annuity Account B, File No. 2-29240	Filed herewith

(b)(4)(g)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Filed herewith